EQUITY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Beginning balance		¥ 450,782
Ending balance	$ 65,351	450,782		¥ 450,782
Other Capital Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	104,251	719,110	$ 114,236	787,987
Equity inventive share-based payment	2,342	16,209
Deemed distribution to the controlling shareholder			(10,967)	(75,651)
Equity-settled share-based payment			335	2,311
Others			647	4,463
Ending balance	$ 106,600	¥ 735,319	$ 104,251	¥ 719,110